Dollar [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dollar | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.06%	1.48%	1.10%